Stockholders' Equity - Schedule of Shares of Common Stock Reserved for Future Issuance (Detail) - shares shares in Thousands	Sep. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	1,265	984
Common stock warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	293	99
Shares underlying outstanding stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	933	822
Shares authorized for future equity award grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	39	56
Shares authorized for issuance as ESPP awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance		7